PETER D. LOWENSTEIN

ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807
203 869-3059
212-907-1850

                                        February 24, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Washington, D.C.  20549

Re:	Value Line Strategic Asset Management Trust (the “Trust”) File Nos. 33-16245 and 811-05276

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 26 to the Trust’s Registration Statement, in electronic format, which is marked to indicate the changes effected in the Registration Statement by this Amendment.

The Amendment is being filed for the purpose updating certain information and exhibits.

Very truly yours,

Peter D. Lowenstein